JPMorgan California Municipal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morgan Shares [Member] | Morgan
Prospectus [Line Items]
Average Annual Return, Percent	1.97%	1.55%	1.00%